Nature of Operations and Summary of Significant Accounting Policies (Details Textual) (USD $)	9 Months Ended	12 Months Ended	47 Months Ended	3 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2013	Mar. 27, 2014	Dec. 31, 2012
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Cumulative operating income loss			$ 36,600,000
Working capital		5,700,000	5,700,000
Cash paid for acquisition	1,750,000
Client agreements description		Client agreements are entered into for 12 to 36 months. A majority of the implementation service component of the arrangement with customers is performed within 120 days of entering into a contract with the customer.
Allowance for doubtful accounts receivable	94,000	89,000	89,000		10,000
Reverse stock split		Every four shares of issued and outstanding common stock were exchanged for one share of issued and outstanding stock, without any change in the par value.
Common Stock [Member]
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Reverse stock split impact		Authorized common shares were proportionally reduced from 90,000,000 to 22,500,000 shares.
Preferred Stock [Member]
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Reverse stock split impact		Authorized preferred shares were reduced from 10,000,000 to 2,500,000.
Business Acquisition [Member]
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Cash paid for acquisition		1,125,000
Maximum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Business acquisition required cash		2,125,000
Minimum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Business acquisition required cash		$ 1,125,000
Subsequent Event [Member]
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Due date on debt				Feb. 28, 2015